As filed with the Securities and Exchange                      File No. 33-59749
Commission on July 29, 1997                                    File No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 5 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

          -------- 60 days after filing pursuant to paragraph (a)(2) of Rule 485

             X         on August 21, 1997 or as soon as practicable thereafter
          --------     pursuant to paragraph (a)(3) of Rule 485 (Request for
                       acceleration has been included with this filing)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for fiscal year ended December 31, 1996 on February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)



FORM N-4                                                                   LOCATION - PROSPECTUS DATED MAY 1, 1997
ITEM NO.                             PART A (PROSPECTUS)                      AND AS AMENDED BY SUPPLEMENT DATED
                                                                                       AUGUST 21, 1997

        1           Cover Page...........................................  Cover Page, and as amended

        2           Definitions..........................................  Definitions

        3           Synopsis.............................................  Prospectus Summary; Fee Table, and as
                                                                           amended

        4           Condensed Financial Information......................  Condensed Financial Information

        5           General Description of Registrant, Depositor, and
                    Portfolio Companies..................................  The Company; Variable Annuity Account
                                                                           I; The Funds, and as amended

        6           Deductions...........................................  Charges and Deductions

        7           General Description of Variable Annuity Contracts....  Contract Rights; Miscellaneous

        8           Annuity Period.......................................  Annuity Period

        9           Death Benefit........................................  Death Benefit

        10          Purchases and Contract Value.........................  Purchase;
                                                                           Determining Contract Value

        11          Redemptions..........................................  Contract Rights - Withdrawals; Right to
                                                                           Cancel

        12          Taxes................................................  Tax Status

        13          Legal Proceedings....................................  Miscellaneous - Legal Proceedings

        14          Table of Contents of the Statement of Additional
                    Information..........................................  Statement of Additional Information -
                                                                           Table of Contents

FORM N-4               PART B (STATEMENT OF ADDITIONAL INFORMATION)          LOCATION - STATEMENT OF ADDITIONAL
ITEM NO.                                                                        INFORMATION DATED MAY 1, 1997

        15          Cover Page.........................................  Cover page

        16          Table of Contents..................................  Table of Contents

        17          General Information and History....................  General Information and History

        18          Services...........................................  General Information and History;
                                                                         Independent Auditors

        19          Purchase of Securities Being Offered...............  Offering and Purchase of Contracts

        20          Underwriters.......................................  Offering and Purchase of Contracts

        21          Calculation of Performance Data....................  Performance Data; Average Annual Total
                                                                         Return Quotations

        22          Annuity Payments...................................  Annuity Payments

        23          Financial Statements...............................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  Parts A and B

The Prospectus and the Statement of Additional Information are incorporated into Part A and B, respectively, of this Post-Effective Amendment No. 5 by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on April 16, 1997.

                   Supplement to Prospectus Dated May 1, 1997
                       Aetna Insurance Company of America
                           Variable Annuity Account I
                               Aetna Marathon Plus

The prospectus dated May 1, 1997 is amended as follows:

Cover:
The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:


             Replaced Fund                                  Substitute Fund

MFS Emerging Growth Series                        Portfolio Partners MFS Emerging Equities Portfolio
MFS Research Series                               Portfolio Partners MFS Research Growth Portfolio
MFS Value Series                                  Portfolio Partners MFS Value Equity Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
  (Formerly TCI Growth)
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Alger American MidCap Growth Portfolio            Portfolio Partners T.Rowe Price Growth Equity Portfolio
Alger American Growth Portfolio                   Portfolio Partners T.Rowe Price Growth Equity Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)

The following Funds will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, since they will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account):

                                     Closed
Alger American Balanced Portfolio                 Federated Utility Fund II
Alger American Income and Growth Portfolio        Fidelity VIP II Investment Grade Bond Portfolio
Alger American Leveraged AllCap Portfolio         Lexington Emerging Markets Fund, Inc.
Federated American Leaders Fund II                Lexington Natural Resources Trust
Federated Fund for U.S. Government                American Century VP Balanced (formerly TCI Balanced)
    Securities II                                 American Century VP International (formerly "TCI
Federated High Income Bond Fund II                International")



                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                 The Date of this Supplement is August 21, 1997

Form No. X59749-97

Fee Table - 2
The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds and the Closed Funds and adding the following Substitute Funds:

                                                               Investment Advisory   Other Expenses       Total Annual
                                                               Fees (after expense   (after expense       Fund Expenses
                                                               reimbursement)        reimbursement)

Portfolio Partners MFS Emerging Equities Portfolio                    .70%(1)               .13%              .83%(2)
Portfolio Partners MFS Research Growth Portfolio                      .70%(1)               .15%              .85%(2)
Portfolio Partners MFS Value Equity Portfolio                         .65%                  .25%              .90%(2)
Portfolio Partners T. Rowe Price Growth Equity Portfolio              .60%                  .15%              .75%(2)

(1) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.
(2) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be .87% for the Emerging Equities Portfolio; .92% for the Research Growth Portfolio; .90% for the Value Equity Portfolio; and .79% for the T.Rowe Price Growth Equity Portfolio.

Fee Table - 4 and 5
The hypothetical illustrations in the Fee Table are amended by deleting all information with respect to the Replaced Funds and Closed Funds for periods after November 26, 1997, and adding the following:

                                     EXAMPLE A                                  EXAMPLE B
                              If you withdraw the entire             If you do not withdraw the entire
                              Account Value at the end of the        Account Value, or if you annuitize
                              periods shown, you would pay           at the end of the periods shown,
                              the following expenses, including      you would pay the following
                              any applicable deferred sales          expenses (no deferred sales charge
                              charge:                                is reflected):

                                1 year    3 yrs    5 yrs     10 yrs    1 year   3 yrs     5 yrs     10 yrs
Portfolio Partners MFS          $95       $123     $155      $256      $23      $70       $119      $256
    Emerging Equities
    Portfolio
Portfolio Partners MFS          $95       $124     $156      $258      $23      $70       $120      $258
    Research Growth Portfolio
Portfolio Partners MFS Value    $95       $125     $158      $264      $23      $72       $123      $264
    Equity Portfolio
Portfolio Partners T. Rowe      $95       $125     $158      $264      $23      $72       $123      $264
    Price Growth Equity
    Portfolio

Prospectus, Page 1
In the Section entitled Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. Information about the Closed Funds will be deleted after November 26, 1997, since they will not be eligible for the deposit of any new payments or transfers from other Funds. The following will be added:

Portfolio Partners MFS Emerging Equities Portfolio seeks long term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

Portfolio Partners MFS Research Growth Portfolio seeks long term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities, MFS Research Growth and MFS Value Equity Portfolios; and T. Rowe Price Associates, Inc. serves as the subadviser to the T. Rowe Price Growth Equity Portfolio.

Prospectus - Page 10
The Section in the prospectus discussing Transfers, is amended by adding the following to the Subsections on the Dollar Cost Averaging Program and Account Rebalancing Program:

Dollar Cost Averaging Program
Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless you have been dollar cost averaging between the Aetna Variable Encore Fund and the Janus Aspen Short-Term Bond Portfolio (in either direction). In that event, or if amounts are to be transferred into a Closed Fund, your Dollar Cost Averaging will automatically terminate after November 26, 1997. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.

Account Rebalancing Program
Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997 unless your Account Rebalancing Program includes both the Janus Aspen Short-Term Bond Portfolio and the Aetna Variable Encore Fund. In that event, or if amounts are to be transferred into a Closed Fund, your Account Rebalancing Program will automatically terminate after November 26, 1997. To continue with Account Rebalancing after that date, you must select Funds from the then-current list of available Funds.





Form No. X59749-97

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account I:
                  -   Statement of Assets and Liabilities as of December 31, 1996
                  -   Statement of Operations and Changes in Net Assets for the years ended December 31, 1996 and
                      December 31, 1995
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of Depositor:
                  -   Independent Auditors' Report
                  -   Statements of Income for the years ended December 31, 1996, 1995 and 1994
                  -   Balance Sheets for the years ended December 31, 1996 and 1995
                  -   Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
                  -   Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
                  -   Notes to Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Insurance Company of America establishing Variable
                  Annuity Account I(1)
         (2)      Not Applicable
         (3.1)    Form of Selling Agreement(1)
         (3.2)    Principal Underwriting Agreement(2)
         (3.3)    First Amendment to Principal Underwriting Agreement(2)
         (4.1)    Form of Variable Annuity Contract G2-CDA-94(IR)(1)
         (4.2)    Form of Variable Annuity Contract G2-CDA-94(NQ)(1)
         (4.3)    Form of Variable Annuity Contract G-MP2(5/96)(3)
         (4.4)    Form of Certificate of Group Annuity Coverage MP2CERT(5/96)(3)
         (4.5)    Form of Endorsements (MP2END(5/97)) and (I-MP2END(5/97)) to Contracts
                  G-MP2(5/96) and MP2CERT(5/96)(3)
         (5)      Form of Variable Annuity Contract Application(1)
         (6)      Certificate of Incorporation and By-Laws of Depositor(1)
         (7)      Not Applicable
         (8.1)    Fund Participation Agreement among Aetna Insurance Company of America, Alger American Fund and
                  Fred Alger Management, Inc. dated August 30, 1995(4)
         (8.2)    Fund Participation Agreement by and among Insurance Management Series, Federated Advisors and
                  Aetna Insurance Company of America dated July 1, 1994


         (8.3)    Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance
                  Products Fund and Fidelity Distributors Corporation dated October 20, 1995(4)
         (8.4)    Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance
                  Products Fund II and Fidelity Distributors Corporation dated October 20, 1995(4)
         (8.5)    Fund Participation Agreement between Aetna Insurance Company of America and Janus Aspen Series
                  dated October 3, 1995(4)
         (8.6)    Fund Participation Agreement among Aetna Insurance Company of America and Lexington Natural
                  Resources Trust and Lexington Management Corporation dated September 1, 1995(4)
         (8.7)    Fund Participation Agreement among Aetna Insurance Company of America, Lexington Emerging
                  Markets Fund, Inc. and Lexington Management Corporation dated September 1, 1995(4)
         (8.8)    Form of Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance
                  Company of America and Massachusetts Financial Services Company(4)
         (8.9)    Form of First Amendment dated September 3, 1996 to Fund Participation Agreement among MFS
                  Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial
                  Services Company(5)
         (8.10)   Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable
                  Account Funds and OppenheimerFunds, Inc.(3)
         (8.11)   Service Agreement between Aetna Insurance Company of America and OppenheimerFunds, Inc.(3)
         (8.12)   Fund Participation Agreement among Aetna Insurance Company of America , TCI Portfolios, Inc.
                  and Investors Research Corporation dated October 9, 1995(4)
         (8.13)   Form of Administrative Service Agreement between Aetna Insurance Company of America and Agency,
                  Inc.(4)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(1)
         (14)     Not applicable
         (15.1)   Power of Attorney
         (15.2)   Certificate of Resolution Authorizing Signatures(1)
         (27)     Financial Data Schedule

1.   Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on June 1, 1995.
2.   Incorporated by reference to Registration Statement on Form S-1 (File No. 333-22723), as filed electronically on March 4, 1997.


3.   Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
     33-59749), as filed electronically on April 16, 1997.
4.   Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
     33-59749), as filed electronically on April 22, 1996.
5.   Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
     33-59749), as filed electronically on September 16, 1996.

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*              Positions and Offices with Depositor
------------------             ------------------------------------
Daniel P. Kearney              Director and President

Deborah Koltenuk               Director, Vice President and Treasurer, Corporate
                               Controller

Shaun P. Mathews               Director, Senior Vice President

Christine C. Marcks            Director

Maria F. McKeon                Corporate Secretary and Counsel

Alastair G. Longley-Cook       Vice President and Corporate Actuary

     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by references to Item 25 of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on July 9, 1997.

Item 27.      Number of Contract Owners

     As of June 30, 1997, there were 10,372 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-

775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriters

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Series Fund, Inc. (effective August 1, 1997, Aetna will no longer be the Underwriter for Aetna Series Fund, Inc.), Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, Aetna also acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).

     (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*          Positions and Offices with Underwriter
------------------         --------------------------------------
Daniel P. Kearney          Director and President

Timothy A. Holt            Director, Senior Vice President and Chief Financial
                           Officer

Christopher J. Burns       Director and Senior Vice President

J. Scott Fox               Director and Senior Vice President

John Y. Kim                Director and Senior Vice President

Shaun P. Mathews           Director and Vice President

Glen Salow                 Director and Vice President

Name and Principal
Business Address*          Positions and Offices with Underwriter
------------------         --------------------------------------
Creed R. Terry             Director and Vice President

Deborah Koltenuk           Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven       Vice President and Chief Compliance Officer

Kirk P. Wickman            Vice President, General Counsel and Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Not applicable

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L.Rep. (CCH) 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, has duly caused this Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749) to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 29th day of July, 1997.

                                       VARIABLE ANNUITY ACCOUNT I OF AETNA
                                       INSURANCE COMPANY OF AMERICA
                                             (Registrant)

                                       By: AETNA INSURANCE COMPANY OF AMERICA
                                             (Depositor)

                                       By  Daniel P. Kearney*
                                           -------------------------------------
                                           Daniel P. Kearney
                                           President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                            Date
---------                             -----                                            ----
Daniel P. Kearney*                    Director and President                        )
------------------------------------  (principal executive officer)                 )
Daniel P. Kearney                                                                   )
                                                                                    )
Deborah Koltenuk*                     Director, Vice President and Treasurer,       )
------------------------------------  Corporate Controller                          )  July
Deborah Koltenuk                      (principal accounting and financial officer)  )  29, 1997
                                                                                    )
Shaun P. Mathews*                     Director                                      )
------------------------------------                                                )
Shaun P. Mathews                                                                    )
                                                                                    )
Christine C. Marcks*                  Director                                      )
------------------------------------                                                )
Christine C. Marcks                                                                 )
                                                                                    )

By: /s/ Kirk P. Wickman
    ------------------------------------------------------------
        Kirk P. Wickman
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.1                 Resolution of the Board of Directors of Aetna Insurance Company of America
                       establishing Variable Annuity Account I                                               *

99-B.3.1               Form of Selling Agreement                                                             *

99-B.3.2               Principal Underwriting Agreement                                                      *

99-B.3.3               First Amendment to Principal Underwriting Agreement                                   *

99-B.4.1               Form of Variable Annuity Contract (G2-CDA-94(IR))                                     *

99-B.4.2               Form of Variable Annuity Contract (G2-CDA-94(NQ))                                     *

99-B.4.3               Form of Variable Annuity Contract (G-MP2(5/96))                                       *

99-B.4.4               Form of Certificate of Group Annuity Coverage (MP2CERT(5/96))                         *

99-B.4.5               Form of Endorsements (MP2END(5/97)) and                                               *
                       (I-MP2END(5/97)) to Contracts G-MP2(5/96) and MP2CERT(5/96)

99-B.5                 Form of Variable Annuity Contract Application                                         *

99-B.6                 Certificate of Incorporation and By-Laws of Depositor                                 *

99-B.8.1               Fund Participation Agreement among Aetna Insurance Company of America, Alger          *
                       American Fund and Fred Alger Management, Inc., dated August 30, 1995

99-B.8.2               Fund Participation Agreement by and among Insurance Management Series,
                       Federated Advisors and Aetna Insurance Company of America dated July 1, 1994
                                                                                                      -----------------

99-B.8.3               Fund Participation Agreement among Aetna Insurance Company of America,                *
                       Variable Insurance Products Fund and Fidelity Distributors Corporation dated
                       October 20, 1995

99-B.8.4               Fund Participation Agreement among Aetna Insurance Company of America,                *
                       Variable Insurance Products Fund II and Fidelity Distributors Corporation
                       dated October 20, 1995

*Incorporated by reference

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.8.5               Fund Participation Agreement between Aetna Insurance Company of America and           *
                       Janus Aspen Series dated October 3, 1995

99-B.8.6               Fund Participation Agreement among Aetna Insurance Company of America and             *
                       Lexington Natural Resources Trust and Lexington Management Corporation dated
                       September 1, 1995

99-B.8.7               Fund Participation Agreement among Aetna Insurance Company of America,                *
                       Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation
                       dated September 1, 1995

99-B.8.8               Form of Fund Participation Agreement among MFS Variable Insurance Trust,              *
                       Aetna Insurance Company of America and Massachusetts Financial Services
                       Company

99-B.8.9               First Amendment dated September 3, 1996 to Fund Participation Agreement               *
                       among MFS Variable Insurance Trust, Aetna Insurance Company of America and
                       Massachusetts Financial Services Company

99-B.8.10              Fund Participation Agreement between Aetna Insurance Company of America,              *
                       Oppenheimer Variable Account Funds and OppenheimerFunds, Inc.

99-B.8.11              Service Agreement between Aetna Insurance Company of America and                      *
                       OppenheimerFunds, Inc.

99-B.8.12              Fund Participation Agreement among Aetna Insurance Company of America , TCI           *
                       Portfolios, Inc. and Investors Research Corporation dated October 9, 1995

99-B.8.13              Form of Administrative Service Agreement between Aetna Insurance Company of           *
                       America and Agency, Inc.

99-B.9                 Opinion and Consent of Counsel
                                                                                                      -----------------

99-B.10                Consent of Independent Auditors
                                                                                                      -----------------

*Incorporated by reference

Exhibit No.            Exhibit                                                                        Page
-----------            -------                                                                        ----
99-B.13                Schedule for Computation of Performance Data                                          *

99-B.15.1              Power of Attorney
                                                                                                      -----------------

99-B.15.2              Certificate of Resolution Authorizing Signatures                                      *

27                     Financial Data Schedule
                                                                                                      -----------------

*Incorporated by reference